Schedule of information related to the stock award (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share award issued	93,389	182,432
Share award issued value	$ 68,357